COMMITMENTS AND CONTINGENCIES (Q1) (Details)										3 Months Ended
	May 10, 2024 USD ($)	Mar. 25, 2024 USD ($)	Mar. 21, 2024	Mar. 08, 2024	Feb. 28, 2024	Feb. 27, 2024 USD ($)	Feb. 26, 2024	Oct. 20, 2023	Jul. 20, 2023 USD ($)	Mar. 31, 2024 shares	Jan. 18, 2024 USD ($)
Commitment and Contingencies [Abstract]
Escrow shares (in shares) | shares										4,667,033
Settlement in principle amount		$ 18,000,000							$ 18,000,000
Term of plaintiff allegation								6 months
ARC and Patrick Orlando [Member]
Commitment and Contingencies [Abstract]
Conversion rate			2			1.34	1.8
Claimed conversion rate			1.348		1.78		1.68
Penalty amount						$ 18,000,000
Period for court to resolve action				150 days
Subsequent Event [Member]
Commitment and Contingencies [Abstract]
Litigation settlement payable amount	$ 235,100
Services Agreement [Member]
Commitment and Contingencies [Abstract]
Expense reimbursement claim											$ 1,000,000